EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust I prospectus for Pax Large Cap Fund, Pax Mid Cap Fund, Pax Small Cap Fund, Pax ESG Beta Quality Fund, Pax ESG Beta Dividend Fund, Pax Global Opportunities Fund, Pax Global Environmental Markets Fund, Pax MSCI EAFE ESG Leaders Index Fund, Pax Core Bond Fund, Pax High Yield Bond Fund and Pax Balanced Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2019 (SEC Accession No. 0001398344-16-014384).